UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2012

Check here if Amendment [ x ];               Amendment Number:1
       This Amendment (Check only one):         [ x] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marianne Scott
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Marianne Scott	          West Conshohocken, PA         9/22/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              67
                                                  -----------------------

Form 13F Information Table Value Total:             230895 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AT&T INC NEW                      COM     00206R102          251        7098SH         SOLE            NONE       7098
ALLSTATE CORPORATION              COM      20002101          474       13846SH         SOLE            NONE      13846
AMERISOURCE BERGEN CORP           COM     03073E105          105        2700SH         SOLE            NONE       2700
BERKSHIRE HATHAWAY B NEWCLASS B   COM      84670702          108        1300SH         SOLE            NONE       1300
CHEVRON CORPORATION               COM     166764100          334        3209SH         SOLE            NONE       3209
COCA COLA COMPANY                 COM     191216100          303        3890SH         SOLE            NONE       3890
CONOCOPHILLIPS                    COM     20825C104          173        3191SH         SOLE            NONE       3191
DISCOVER FINANCIAL SVCS           COM     254709108          185        5303SH         SOLE            NONE       5303
DOMINION RES INC VA NEW           COM     25746U109          139        2600SH         SOLE            NONE       2600
EXPRESS SCRIPTS HLDG CO           COM     30219G108          353        6533SH         SOLE            NONE       6533
EXXON MOBIL CORPORATION           COM     30231G102         1202       14420SH         SOLE            NONE      14420
FIRST AMERN SCIENTIFIC            COM     31846W102            2      103000SH         SOLE            NONE     103000
GENERAL ELECTRIC COMPANY          COM     369604103          408       20394SH         SOLE            NONE      20394
GENERAL MILLS INC                 COM     370334104          138        3600SH         SOLE            NONE       3600
GUGNHEIM EXCH TRD FD S&P GLBL ETF COM     18383Q507          134        6596SH         SOLE            NONE       6596
INTERPLAY ENTERTAINMENT           COM     460615107            1       20000SH         SOLE            NONE      20000
INTL BUSINESS MACHINES            COM     459200101          314        1664SH         SOLE            NONE       1664
INVESCO INSD MUN INCM TRSBI       COM     46132P108          200       11734SH         SOLE            NONE      11734
INVESCO VAN KAMPEN TR INVT GRDE M COM     46131M106          509       32918SH         SOLE            NONE      32918
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242        10230       86172SH         SOLE            NONE      86172
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        17007      232084SH         SOLE            NONE     232084
ISHARES S&P EURO 350IDX FD        COM     464287861          189        5743SH         SOLE            NONE       5743
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606          329        3115SH         SOLE            NONE       3115
ISHARES S&P SM CAP GROWTH 600     COM     464287887          376        4671SH         SOLE            NONE       4671
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646        26515      253636SH         SOLE            NONE     253636
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457         9825      116378SH         SOLE            NONE     116378
ISHARES TR BRCLYS AGGREG BD       COM     464287226          318        2848SH         SOLE            NONE       2848
ISHARES TR BRCLYS TIPSBOND FUND   COM     464287176         8773       72796SH         SOLE            NONE      72796
ISHARES TR S&P SHRT TRM NATL AMT  COM     464288414          109        1015SH         SOLE            NONE       1015
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         6663       73215SH         SOLE            NONE      73215
ISHARES TR S&P NATL AMT FREE MUNI COM     464288158          111        1012SH         SOLE            NONE       1012
IVERNIA INC F                     COM     46582W108           10      100000SH         SOLE            NONE     100000
JOHNSON & JOHNSON                 COM     478160104          680       10018SH         SOLE            NONE      10018
MCDONALDS CORP                    COM     580135101          154        1725SH         SOLE            NONE       1725
MEDTRONIC INC                     COM     585055106          155        4027SH         SOLE            NONE       4027
MERCK & CO INC NEW                COM     58933Y105         1656       39273SH         SOLE            NONE      39273
PEPSICO INCORPORATED              COM     713448108          133        1900SH         SOLE            NONE       1900
PFIZER INCORPORATED               COM     717081103          264       11720SH         SOLE            NONE      11720
POWERSHS                          COM     73935S105         9385      355354SH         SOLE            NONE     355354
PROCTOR AND GAMBLE                COM     742718109          111        1798SH         SOLE            NONE       1798
PURE BIOSCIENCE                   COM     746218106           11       25978SH         SOLE            NONE      25978
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          320        2369SH         SOLE            NONE       2369
SCH INTM TRSR ETF                 COM     808524854         1023       18835SH         SOLE            NONE      18835
SCH ST US TRSR ETF                COM     808524862         1340       26554SH         SOLE            NONE      26554
SCH US DIV EQUITY ETF             COM     808524797         9576      347071SH         SOLE            NONE     347071
SCH US MID-CAP ETF                COM     808524508          618       24186SH         SOLE            NONE      24186
SCH US REIT ETF                   COM     808524706         6658      216444SH         SOLE            NONE     216444
SCHW EMG MKT EQ ETF               COM     808524706         4077      176054SH         SOLE            NONE     176054
SCHW INTL EQ TEF                  COM     808524805          552       23176SH         SOLE            NONE      23176
SCHW US LCAP GRO ETF              COM     808524300         6246      192661SH         SOLE            NONE     192661
SCHW US LCAP VAL ETF              COM     808524409         1391       46235SH         SOLE            NONE      46235
SCHW US SCAP ETF                  COM     808524607          544       15226SH         SOLE            NONE      15226
SPDR GOLD TRUST SPDR GOLD SHARES  COM     78463V107         6901       44769SH         SOLE            NONE      44769
UNION PACIFIC CORP                COM     907818108          142        1200SH         SOLE            NONE       1200
UNION TECHNOLOGIES CORP           COM     913017109          116        1575SH         SOLE            NONE       1575
VANGUARD BOND IX FDINT TERM BD    COM     921937819          762        8517SH         SOLE            NONE       8517
VANGUARD BOND IX SHORTTERM BD ETF COM     921937827         2066       25452SH         SOLE            NONE      25452
VANGUARD BOND IX TTL BD MKT       COM     921937835          499        5893SH         SOLE            NONE       5893
VANGUARD MSCI PACIFIC             COM     922042866          216        4350SH         SOLE            NONE       4350
VANGUARD REIT                     COM     922908553         5739       86821SH         SOLE            NONE      86821
VERIZON COMMUNICATIONS            COM     92343V104          405        9110SH         SOLE            NONE       9110
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133        11792      588699SH         SOLE            NONE     588699
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315         8695      170365SH         SOLE            NONE     170365
WISDOMTREE GLBL EQ INC FD         COM     97717W877         9460      244316SH         SOLE            NONE     244316
WISDOMTREE LARGECAP DIV           COM     97717W307        44376      852722SH         SOLE            NONE     852722
WISDOMTREE MIDCAP DIV             COM     97717W505         4542       83032SH         SOLE            NONE      83032
WISDOMTREE SMALLCAP DIV           COM     97717W604         4504       92187SH         SOLE            NONE      92187


TOTAL                                           230895      $(x1000)
